Long-Term Debt - Additional Information (Detail) $ in Thousands, $ in Millions			12 Months Ended
	Oct. 31, 2022 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2021	Dec. 31, 2020 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings maturity			October 13, 2025
Long term debt repayment of principal year five			$ 1,508.9
Long term debt repayment of principal after year five			$ 0.0
Non Adjusting Events Reporting Period [Member]
Disclosure of detailed information about borrowings [line items]
Repayment Of Term Loans		$ 10,000
Drawings On Bank Facility [Member]
Disclosure of detailed information about borrowings [line items]
Long term debt weighted average interest rate over a period of time			7.00%	0.00%
Drawings On Asset Based Facility [Member]
Disclosure of detailed information about borrowings [line items]
Long term debt weighted average interest rate over a period of time			7.80%	0.00%
Revolving Credit Facility Term Loan and the Notes [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Interest coverage ratio			2.5
Revolving Credit Facility Term Loan and the Notes [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Senior secured net funded debt to EBITDA ratio			2.5
Revolving Credit Facility Term Loan and the Notes [Member] | After September 30, 2023 [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Net funded debt to EBITDA ratio			4
Revolving Credit Facility Term Loan and the Notes [Member] | Up to September 30, 2023 [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Net funded debt to EBITDA ratio			4.5
Secured Revolving Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Estimated increase in borrowing capacity					$ 150,000
Notional amount	$ 700,000
Secured Term Loan Facility [Member]
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 150,000
Senior Secured Notes Maturing On October Fifteenth Two Thousand And Twenty Seven [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings maturity	October 15, 2027
Borrowings interest rate	9.00%
Notional amount	$ 625,000